Annual Report December 31, 2002

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[PHOTO OF ADDING MACHINE]

[PHOTO OF NYSE FLAG]

[PHOTO OF FLOOR STOCK EXCHANGE]

EATON VANCE
LARGE-CAP
CORE
FUND

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Eaton Vance Large-Cap Core Fund as of December 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO Of THOMAS E. FAUST JR.]

  Thomas E. Faust Jr.
  President

Welcome to the first annual report for Eaton Vance Large-Cap Core Fund. We are pleased to introduce another in our growing lineup of equity mutual funds, exemplifying our commitment to providing a full range of equity products to our investors. In the period from the Fund's inception on September 9, 2002, until December 31, 2002, Eaton Vance Large-Cap Core Fund had a total return of 0.30% for Class A shares.(1) This return resulted from an increase in net asset value
(NAV) to $10.03 per share on December 31, 2002 from $10.00 at inception. For Class B, the total return was 0.00%, based on an NAV of $10.00 on December 31, 2002, unchanged from $10.00 at inception on September 9, 2002.(1) For Class C, the total return was 0.10%, based on an increase in NAV to $10.01 on December 31, 2002, from $10.00 at inception on September 9, 2002.(1)

For comparison,the the S&P 500 Index - an unmanaged index of 500 common stocks used as a measure of U.S. stock market performance - had a total return of -1.94% from September 9, 2002, to December 31, 2002. The average total return for mutual funds in the Lipper Large-Cap Core Classification, which is only available from month-end, was 6.69% during the period from September 30, 2002 to December 31, 2002, versus the Fund's return of 6.82% for Class A shares for the same period.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The broad decline of the stock market in 2002, as measured by the S&P 500 Index, was the worst since 1974 and marked a third consecutive year of negative returns.(2) Nonetheless, strong market rallies often follow bear market cycles, and while past performance is no guarantee of future results, we remain optimistic that stocks can continue their historical track record of delivering attractive investment returns over the long-term.

INVESTING FOR THE LONG-TERM - DOMESTIC STOCK FUNDS CAN HELP...

To achieve important financial goals, such as purchasing a home, funding a college education, providing for aging parents, or ensuring a comfortable retirement, it makes sense to take a long-term approach to investing. Eaton Vance believes that the cornerstones of a good long-term investment program are broad diversification and research-driven stock selection.

In the pages that follow, Portfolio Managers Duncan W. Richardson and Lewis Piantedosi review the Fund's performance and share their insights into the outlook for the Fund.

                             Sincerely,

                             Thomas E. Faust Jr.
                             President
                             January 31, 2003


FUND INFORMATION
as of December 31, 2002

PERFORMANCE(3)                               CLASS A             CLASS B             CLASS C
Cumulative Returns (at net asset value)
--------------------------------------------------------------------------------------------

Life of Fund+                                0.30%               0.00%               0.10%

SEC Cumulative Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------------

Life of Fund+                               -5.47%              -5.00%              -0.90

+Inception Dates - Class A, Class B, and Class C: 9/9/02



TEN LARGEST HOLDINGS(4)    By total net assets
-----------------------------------------------
General Dynamics Corp.                  2.0%
Microsoft Corp.                         2.0
Viacom, Inc., Class B                   2.0
Nokia Oyj ADR                           1.9
Deere &Co.                              1.9
FedEx Corp.                             1.9
Danaher Corp.                           1.8
Amgen Inc.                              1.8
International Business Machines Corp.   1.6
United Technologies Corp.               1.6



(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index or a Lipper Classification. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 18.5% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH THE PORTFOLIO MANAGERS OF LARGE-CAP CORE PORTFOLIO, DUNCAN W. RICHARDSON, SENIOR VICE PRESIDENT AND CHIEF EQUITY INVESTMENT OFFICER OF EATON VANCE, AND LEWIS PIANTEDOSI, VICE PRESIDENT OF EATON VANCE



[PHOTO OF Duncan W. Richardson]

Duncan W. Richardson
Portfolio Manager

[PHOTO OF Lewis Piantedosi]

Lewis Piantedosi
Portfolio Manager

Q: Duncan, the Fund began in September in the midst of a vicious bear market and extreme volatility. Can you discuss your management style in this environment?

A: MR.RICHARDSON:The current bear market has been vicious and the volatility has been unprecedented. No one knows when the markets will turn. It's important to stress that we don't concern ourselves with trying to forecast the turn. What we are focused on is creating a broadly diversified Portfolio made up of companies with above-average growth and financial strength that can be purchased at reasonable valuations. We have an experienced team of research analysts whose goal is to seek out such companies. Our team of more than a dozen research analysts has, on average, over 17 years of industry experience. We believe our methods can help manage stock-specific risks and contribute to long-term investment performance.

Q: Lew, would you elaborate on some specifics of stock-picking for the Portfolio?

A: MR.PIANTEDOSI: Let's look at each piece of the puzzle individually. First, by broadly diversifying the Portfolio across a number of large-cap stocks in a broad range of economic sectors, we are aiming to limit individual security and sector-specific risk. Second, the Portfolio focuses on companies that have solid balance sheets, lower costs (both raw materials and capital costs), production efficiencies, and deeper and more talented management teams. This focus helps us to manage the Portfolio's cyclical (or economic) risk. The third piece of the puzzle is our focus on valuation. We like growth companies, but make no mistake, we will not overpay for growth. We feel that our "growth at a reasonable price"philosophy can help to limit some of the Portfolio's price risk.

Q:   How has performance been to date?

A: MR. RICHARDSON: While it is very early, we are pleased with the performance of the Fund. Since inception on September 9, 2002, the Fund's Class A shares returned 0.30%, while our benchmark, the S&P 500, dropped 1.94%.* While the Fund's performance during the period is not indicative of future results, we are pleased that the Fund posted a positive return that exceeded that of its benchmark.

Q:   What were the main factors driving the positive performance?

A: MR. PIANTEDOSI: I think the biggest factor driving the performance was our "growth at a reasonable price" investment discipline. This discipline gives us the ability to use market volatility to our advantage. For example, when the Portfolio commenced operations in September, technology stock valuations were still extended. Thus, our exposure to the technology sector was limited. By early October, after a dramatic six-week market decline, valuations for some tech companies were more reasonable. We began buying some selective tech stocks at what we believed were attractive risk/reward levels. These stocks contributed to the Fund's positive return.

Q:   What is your market outlook for 2003, and how is the Portfolio positioned?

A: MR. PIANTEDOSI:Again, while we don't try to predict the near term direction of the market, we do believe that the economic picture is stabilizing and poised to improve. The combination of monetary and fiscal stimulus should be the fuel to move the economy forward in


                                       3
* It is not possible to invest directly in an Index or a Lipper classification.

     2003.After the much-publicized corporate scandals, corporate reporting is improving. This is surely a positive, but it will take time to win back investor confidence. Though much uncertainty exists, particularly on the geo-political front, we believe opportunities for total return exist in the industrial, consumer discretionary, and energy sectors.

Q:   Any closing thoughts?

A: MR. RICHARDSON: Historically, success in the equity market comes from having a long-term perspective and realistic expectations for return given the level of risk an investor is willing to tolerate. The longer-term success of our Portfolio will be determined by the ability of our research team to identify stocks that are reasonably priced and have solid fundamentals. We spend most of our time concerned with individual company and industry fundamentals. Our analysts have been observing a stabilization in many areas of the economy so there is reason to be encouraged on the economic front, despite the lack of robust growth. Because it invests in a broad range of equity holdings, we believe the Portfolio may help investors cope with the volatility and uncertainty found in today's markets. As Lew mentioned, geopolitical concerns may be with us for perhaps a decade or more, so the only forecast we confidently venture is that market volatility is here to stay.

     While we all hope for a better market environment in 2003, we don't think that the market will consistently reach the 20%-plus annual returns we saw in the late 1990s. Expectations for equity market returns should be more modest. The current volatile environment argues for following a strategy, such as ours, that relies on fundamental research and manages sector exposure. We thank our fellow shareholders for their participation in the Fund and their confidence that our broadly diversified, "growth at a reasonable price" approach to the equity market is a sound one.

[CHART]

FIVE LARGEST INDUSTRY GROUPS+

As a percentage of total net assets

Drugs                    6.0%
Household Products       5.8%
Banks                    4.6%
Communications Services  4.0%
Financial Services       4.0%



+ Five largest industry groups are subject to change due to active management.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND PERFORMANCE

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Large-Cap Core Fund Class A vs. the Standard & Poor's 500 index*

                 FUND              FUND             S&P
                VALUE AT         VALUE WITH         500
DATE              NAV           SALES CHARGE       INDEX
 9/30/2002      10,000            10,000           10,000
10/31/2002      10,809            10,191           10,879
11/30/2002      11,193            10,552           11,519
12/31/2002      10,682            10,070           10,843

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Large-Cap Core Fund Class B vs. the Standard & Poor's 500 index*

                 FUND              FUND             S&P
                VALUE AT         VALUE WITH         500
   Date           NAV           SALES CHARGE       INDEX
 9/30/2002      10,000            10,000           10,000
10/31/2002      10,800            10,800           10,879
11/30/2002      11,183            11,183           11,519
12/31/2002      10,661            10,661           10,843

**Fund, including maximum applicable CDSC          10,161**


[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Large-Cap Core Fund Class C vs. the Standard & Poor's 500 index*

                  FUND              FUND            S&P
                VALUE AT         VALUE WITH         500
    DATE          NAV           SALES CHARGE       INDEX
 9/30/2002      10,000            10,000           10,000
10/31/2002      10,810            10,810           10,879
11/30/2002      11,183            11,183           11,519
12/31/2002      10,672            10,672           10,843

**Fund, including maximum applicable CDSC          10,572**

PERFORMANCE+                                 Class A        Class B             Class C
Cumulative Returns (at net asset value)
Life of Fund+                                 0.30%          0.00%               0.10%

Cumulative Returns (including sales charge or applicable CDSC)
Life of Fund+                                -5.47%         -5.00%              -0.90

+Inception Dates - Class A, Class B, and Class C: 9/9/025


* Source: Thomson Financial. Investment operations commenced 9/9/02. The chart uses closest month-end after inception.

The charts compare the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the charts represent the total returns of $10,000 hypothetical investments in Class A, Class B and Class C of the Fund and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
----------------------------------------------------
Investment in Large-Cap Core Portfolio,
   at value
   (identified cost, $5,633,485)          $5,599,495
Receivable for Fund shares sold              182,187
Receivable from affiliate                     70,203
Prepaid expenses                              37,365
----------------------------------------------------
TOTAL ASSETS                              $5,889,250
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $   54,980
Payable to affiliate for distribution
   and service fees                              125
Payable to affiliate for Trustees' fees           78
Accrued expenses                              18,754
----------------------------------------------------
TOTAL LIABILITIES                         $   73,937
----------------------------------------------------
NET ASSETS                                $5,815,313
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $5,880,914
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (31,611)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                          (33,990)
----------------------------------------------------
TOTAL                                     $5,815,313
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $3,059,539
SHARES OUTSTANDING                           304,982
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.03
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.03)      $    10.64
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $1,595,058
SHARES OUTSTANDING                           159,499
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.00
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $1,160,716
SHARES OUTSTANDING                           115,970
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.01
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2002(1)
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $128)                $ 10,830
Interest allocated from Portfolio              746
Expenses allocated from Portfolio          (35,485)
--------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $(23,909)
--------------------------------------------------
Expenses
--------------------------------------------------
Administration fee                        $  1,215
Trustees' fees and expenses                     78
Distribution and service fees
   Class A                                   1,320
   Class B                                   1,580
   Class C                                   1,244
Registration fees                           18,511
Legal and accounting services               13,999
Printing and postage                         5,178
Custodian fee                                2,823
Transfer and dividend disbursing agent
   fees                                        316
Miscellaneous                                1,939
--------------------------------------------------
TOTAL EXPENSES                            $ 48,203
--------------------------------------------------
Deduct --
   Reimbursement of expenses allocated
      from Portfolio by affiliate         $ 35,485
   Reimbursement of expenses of Fund by
      affiliate                             34,718
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 70,203
--------------------------------------------------

NET EXPENSES                              $(22,000)
--------------------------------------------------

NET INVESTMENT LOSS                       $ (1,909)
--------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(31,611)
   Foreign currency transactions               (36)
--------------------------------------------------
NET REALIZED LOSS                         $(31,647)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(33,985)
   Foreign currency                             (5)
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(33,990)
--------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(65,637)
--------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(67,546)
--------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2002(1)
----------------------------------------------------------------------
From operations --
   Net investment loss                    $                     (1,909)
   Net realized loss                                           (31,647)
   Net change in unrealized appreciation
      (depreciation)                                           (33,990)
----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $                    (67,546)
----------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $                  3,484,900
      Class B                                                1,789,122
      Class C                                                1,329,448
   Cost of shares redeemed
      Class A                                                 (395,200)
      Class B                                                 (172,906)
      Class C                                                 (152,505)
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $                  5,882,859
----------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $                  5,815,313
----------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------
At beginning of period                    $                         --
----------------------------------------------------------------------
AT END OF PERIOD                          $                  5,815,313
----------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  ------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)
----------------------------------------------------------
Net asset value -- Beginning
   of period                              $ 10.000
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment income(2)                  $  0.000(7)
Net realized and unrealized
   gain                                      0.030(3)
----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $  0.030
----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 10.030
----------------------------------------------------------

TOTAL RETURN(4)                               0.30%
----------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $  3,060
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                            1.41%(6)
   Net expenses after
      custodian fee
      reduction(5)                            1.40%(6)
   Net investment income                      0.00%(6)(8)
Portfolio Turnover of the
   Portfolio                                    11%
----------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reimbursement of expenses by the Administrator. Had
   such action not been taken, the ratios and net
   investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                               10.08%(6)
   Expenses after custodian
      fee reduction(5)                       10.07%(6)
   Net investment loss                       (8.67)%(6)
Net investment loss per share             $ (0.272)
----------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002 to December 31, 2002.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.
 (7)  Less than 0.001 per share.
 (8)  Less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            CLASS B
                                  ----------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)
--------------------------------------------------------------
Net asset value -- Beginning
   of period                                $ 10.000
--------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------
Net investment loss(2)                      $ (0.021)
Net realized and unrealized
   gain                                        0.021(3)
--------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $     --
--------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                   $ 10.000
--------------------------------------------------------------

TOTAL RETURN(4)                                 0.00%
--------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $  1,595
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                              2.16%(6)
   Net expenses after
      custodian fee
      reduction(5)                              2.15%(6)
   Net investment loss                         (0.67)%(6)
Portfolio Turnover of the
   Portfolio                                      11%
--------------------------------------------------------------
+  The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment loss per share would
   have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                                 10.83%(6)
   Expenses after custodian
      fee reduction(5)                         10.82%(6)
   Net investment loss                         (9.34)%(6)
Net investment loss per share               $ (0.293)
--------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002 to December 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            CLASS C
                                  ----------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)
--------------------------------------------------------------
Net asset value -- Beginning
   of period                                $ 10.000
--------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------
Net investment loss(2)                      $ (0.023)
Net realized and unrealized
   gain                                        0.033(3)
--------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $  0.010
--------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                   $ 10.010
--------------------------------------------------------------

TOTAL RETURN(4)                                 0.10%
--------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $  1,161
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                              2.16%(6)
   Net expenses after
      custodian fee
      reduction(5)                              2.15%(6)
   Net investment loss                         (0.71)%(6)
Portfolio Turnover of the
   Portfolio                                      11%
--------------------------------------------------------------
+  The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment loss per share would
   have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                                 10.83%(6)
   Expenses after custodian
      fee reduction(5)                         10.82%(6)
   Net investment loss                         (9.38)%(6)
Net investment loss per share               $ (0.304)
--------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002 to December 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Large-Cap Core Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Large-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.3% at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $15,286, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010. At December 31, 2002, net capital losses of $13,978 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's next taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   PERIOD ENDED
    CLASS A                                    DECEMBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                 343,788
    Redemptions                                           (38,806)
    -----------------------------------------------------------------
    NET INCREASE                                          304,982
    -----------------------------------------------------------------

                                                   PERIOD ENDED
    CLASS B                                    DECEMBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                 176,579
    Redemptions                                           (17,080)
    -----------------------------------------------------------------
    NET INCREASE                                          159,499
    -----------------------------------------------------------------

                                                   PERIOD ENDED
    CLASS C                                    DECEMBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                 130,856
    Redemptions                                           (14,886)
    -----------------------------------------------------------------
    NET INCREASE                                          115,970
    -----------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, September 9, 2002, to December 31, 2002, the administration fee amounted to $1,215. To reduce the net investment loss of the Fund, EVM was allocated $70,203 of the Fund's operating expenses for the period from the start of business, September 9, 2002, to December 31, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business, September 9, 2002, to December 31, 2002, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, September 9, 2002, to December 31, 2002, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $802 as its portion of the sales charge on sales of Class A shares for the period from the start of business, September 9, 2002, to December 31, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $1,185 and $933 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, September 9, 2002, to December 31, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At
   December 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $37,000 and $23,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the period from the start of business, September 9, 2002, to December 31, 2002 amounted to $1,320, $395 and $311 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. For the period from the start of business, September 9, 2002, to December 31, 2002, no significant amounts have been received.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $6,421,283 and $732,242, respectively, for the period from the start of business, September 9, 2002, to December 31, 2002.

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE LARGE-CAP CORE FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Core Fund (the "Fund") (one of the series of Eaton Vance Special Investment Trust) as of December 31, 2002, and the related statement of operations and changes in net assets and the financial highlights for the period from the start of business, September 9, 2002, to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Large-Cap Core Fund at December 31, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, September 9, 2002, to December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 2003

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 93.8%

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
Advertising -- 1.1%
---------------------------------------------------------------------
Omnicom Group, Inc.                                 950    $   61,370
---------------------------------------------------------------------
                                                           $   61,370
---------------------------------------------------------------------
Aerospace and Defense -- 2.0%
---------------------------------------------------------------------
General Dynamics Corp.                            1,450    $  115,086
---------------------------------------------------------------------
                                                           $  115,086
---------------------------------------------------------------------
Banks -- 4.6%
---------------------------------------------------------------------
Bank of America Corp.                             1,200    $   83,484
SouthTrust Corp.                                  1,400        34,790
Wachovia Corp.                                    1,750        63,770
Wells Fargo & Co.                                 1,750        82,022
---------------------------------------------------------------------
                                                           $  264,066
---------------------------------------------------------------------
Beverages -- 3.3%
---------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                         1,400    $   67,760
Coca-Cola Company (The)                             900        39,438
PepsiCo, Inc.                                     1,850        78,107
---------------------------------------------------------------------
                                                           $  185,305
---------------------------------------------------------------------
Biotechnology -- 2.7%
---------------------------------------------------------------------
Amgen, Inc.(1)                                    2,100    $  101,514
Biogen, Inc.(1)                                   1,300        52,078
---------------------------------------------------------------------
                                                           $  153,592
---------------------------------------------------------------------
Broadcasting and Cable -- 3.7%
---------------------------------------------------------------------
Clear Channel Communications, Inc.(1)             1,550    $   57,799
Comcast Corp., Class A(1)                         3,900        88,101
Univision Communications, Inc.(1)                 2,700        66,150
---------------------------------------------------------------------
                                                           $  212,050
---------------------------------------------------------------------
Communications Services -- 4.0%
---------------------------------------------------------------------
Alltel Corp.                                      1,100    $   56,100
BCE, Inc.                                         2,100        37,821
BellSouth Corp.                                   1,400        36,218
SBC Communications, Inc.                          1,700        46,087

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Communications Services (continued)
---------------------------------------------------------------------
Verizon Communications, Inc.                      1,400    $   54,250
---------------------------------------------------------------------
                                                           $  230,476
---------------------------------------------------------------------
Computers and Business Equipment -- 3.6%
---------------------------------------------------------------------
Dell Computer Corp.(1)                              850    $   22,729
International Business Machines Corp.             1,200        93,000
Lexmark International, Inc.(1)                    1,460        88,330
---------------------------------------------------------------------
                                                           $  204,059
---------------------------------------------------------------------
Consulting Services -- 0.7%
---------------------------------------------------------------------
Accenture Ltd., Class A(1)(2)                     2,250    $   40,477
---------------------------------------------------------------------
                                                           $   40,477
---------------------------------------------------------------------
Drugs -- 6.0%
---------------------------------------------------------------------
Biovail Corp.(1)                                  2,800    $   73,948
King Pharmaceuticals, Inc.(1)                     4,500        77,355
Lilly (Eli) & Co.                                   600        38,100
Merck & Co., Inc.                                   500        28,305
Pfizer, Inc.                                      2,000        61,140
Pharmacia Corp.                                   1,550        64,790
---------------------------------------------------------------------
                                                           $  343,638
---------------------------------------------------------------------
Electronics - Equipment / Instruments -- 2.4%
---------------------------------------------------------------------
Emerson Electric Co.                              1,100    $   55,935
Koninklijke (Royal) Philips Electric NV
ADR(2)                                            3,100        54,808
Texas Instruments, Inc.                           1,600        24,016
---------------------------------------------------------------------
                                                           $  134,759
---------------------------------------------------------------------
Financial - Miscellaneous -- 1.5%
---------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B(1)                 20    $   48,460
Freddie Mac                                         650        38,382
---------------------------------------------------------------------
                                                           $   86,842
---------------------------------------------------------------------
Financial Services -- 4.0%
---------------------------------------------------------------------
Citigroup, Inc.                                   2,500    $   87,975
Countrywide Financial Corporation                 1,600        82,640
Marsh & McLennan Cos., Inc.                         650        30,036
Morgan Stanley                                      650        25,948
---------------------------------------------------------------------
                                                           $  226,599
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Foods -- 3.3%
---------------------------------------------------------------------
Hershey Foods Corp.                                 800    $   53,952
Nestle SA(2)                                        150        31,786
Sara Lee Corp.                                    2,500        56,275
Sysco Corp.                                       1,550        46,175
---------------------------------------------------------------------
                                                           $  188,188
---------------------------------------------------------------------
Health Care Services -- 1.3%
---------------------------------------------------------------------
Cardinal Health, Inc.                               450    $   26,636
HCA, Inc.                                         1,200        49,800
---------------------------------------------------------------------
                                                           $   76,436
---------------------------------------------------------------------
Household Products -- 5.8%
---------------------------------------------------------------------
Colgate-Palmolive Co.                               700    $   36,701
Gillette Co.                                      1,580        47,969
Johnson & Johnson Co.                             1,250        67,138
Kimberly-Clark Corp.                              1,200        56,964
Procter & Gamble Co.                                850        73,049
Unilever NV                                         750        46,283
---------------------------------------------------------------------
                                                           $  328,104
---------------------------------------------------------------------
Industrial Conglomerates -- 2.1%
---------------------------------------------------------------------
General Electric Co.                              1,100    $   26,785
United Technologies Corp.                         1,500        92,910
---------------------------------------------------------------------
                                                           $  119,695
---------------------------------------------------------------------
Information Services -- 1.9%
---------------------------------------------------------------------
Automatic Data Processing, Inc.                   1,300    $   51,025
First Data Corp.                                  1,650        58,427
---------------------------------------------------------------------
                                                           $  109,452
---------------------------------------------------------------------
Insurance -- 4.0%
---------------------------------------------------------------------
American International Group, Inc.                1,500    $   86,775
MetLife, Inc.                                     2,870        77,605
Progressive Corp. (The)                           1,250        62,038
---------------------------------------------------------------------
                                                           $  226,418
---------------------------------------------------------------------
Machinery -- 1.9%
---------------------------------------------------------------------
Deere & Co.                                       2,400    $  110,040
---------------------------------------------------------------------
                                                           $  110,040
---------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Manufacturing -- 2.8%
---------------------------------------------------------------------
Danaher Corp.                                     1,550    $  101,835
Illinois Tool Works, Inc.                           850        55,131
---------------------------------------------------------------------
                                                           $  156,966
---------------------------------------------------------------------
Medical Products -- 1.4%
---------------------------------------------------------------------
Abbott Laboratories                                 700    $   28,000
Quest Diagnostics, Inc.(1)                          900        51,210
---------------------------------------------------------------------
                                                           $   79,210
---------------------------------------------------------------------
Metals - Industrial -- 1.5%
---------------------------------------------------------------------
Alcoa, Inc.                                       3,700    $   84,286
---------------------------------------------------------------------
                                                           $   84,286
---------------------------------------------------------------------
Multimedia -- 3.6%
---------------------------------------------------------------------
The Walt Disney Co.                               5,500    $   89,705
Viacom, Inc., Class B(1)                          2,770       112,905
---------------------------------------------------------------------
                                                           $  202,610
---------------------------------------------------------------------
Networking Equipment -- 0.8%
---------------------------------------------------------------------
Cisco Systems, Inc.(1)                            3,500    $   45,850
---------------------------------------------------------------------
                                                           $   45,850
---------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.9%
---------------------------------------------------------------------
Anadarko Petroleum Corp.                            620    $   29,698
Burlington Resources, Inc.                          950        40,518
Schlumberger Ltd.(2)                              1,525        64,187
Transocean, Inc.                                  1,400        32,480
---------------------------------------------------------------------
                                                           $  166,883
---------------------------------------------------------------------
Oil and Gas - Integrated -- 3.8%
---------------------------------------------------------------------
BP PLC ADR                                        1,920    $   78,048
ChevronTexaco Corp.                                 415        27,589
ConocoPhillips                                    1,250        60,488
Exxon Mobil Corp.                                 1,510        52,759
---------------------------------------------------------------------
                                                           $  218,884
---------------------------------------------------------------------
Publishing -- 3.1%
---------------------------------------------------------------------
Gannett Co., Inc.                                 1,200    $   86,160

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Publishing (continued)
---------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                      1,500    $   90,660
---------------------------------------------------------------------
                                                           $  176,820
---------------------------------------------------------------------
Retail - Discount -- 1.4%
---------------------------------------------------------------------
Wal-Mart Stores, Inc.                             1,550    $   78,291
---------------------------------------------------------------------
                                                           $   78,291
---------------------------------------------------------------------
Retail - Home Improvement -- 0.7%
---------------------------------------------------------------------
Home Depot, Inc. (The)                            1,740    $   41,690
---------------------------------------------------------------------
                                                           $   41,690
---------------------------------------------------------------------
Retail - Office Supplies -- 1.2%
---------------------------------------------------------------------
Staples, Inc.(1)                                  3,600    $   65,880
---------------------------------------------------------------------
                                                           $   65,880
---------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.8%
---------------------------------------------------------------------
TJX Companies, Inc.                               2,200    $   42,944
---------------------------------------------------------------------
                                                           $   42,944
---------------------------------------------------------------------
Savings & Loans -- 1.5%
---------------------------------------------------------------------
Washington Mutual, Inc.                           2,490    $   85,980
---------------------------------------------------------------------
                                                           $   85,980
---------------------------------------------------------------------
Semiconductors -- 1.9%
---------------------------------------------------------------------
Intel Corp.                                       1,920    $   29,894
Microchip Technology, Inc.                        3,300        80,685
---------------------------------------------------------------------
                                                           $  110,579
---------------------------------------------------------------------
Software -- 2.7%
---------------------------------------------------------------------
Intuit, Inc.(1)                                     800    $   37,536
Microsoft Corp.(1)                                2,210       114,257
---------------------------------------------------------------------
                                                           $  151,793
---------------------------------------------------------------------
Telecommunications - Equipment -- 1.9%
---------------------------------------------------------------------
Nokia Oyj ADR                                     7,100    $  110,050
---------------------------------------------------------------------
                                                           $  110,050
---------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Transport - Services -- 1.9%
---------------------------------------------------------------------
FedEx Corp.                                       1,970    $  106,813
---------------------------------------------------------------------
                                                           $  106,813
---------------------------------------------------------------------
Total Common Stocks
   (identified cost $5,373,496)                            $5,342,181
---------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 16.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
---------------------------------------------------------------------
Federal Home Loan Bank Discount Note,
0.75%, 1/2/03                              $        913    $  912,981
---------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $912,981)                           $  912,981
---------------------------------------------------------------------
Total Investments -- 109.8%
   (identified cost $6,286,477)                            $6,255,162
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (9.8)%                   $ (556,404)
---------------------------------------------------------------------
Net Assets -- 100.0%                                       $5,698,758
---------------------------------------------------------------------

 ADR - American Depositary Receipt

 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
----------------------------------------------------
Investments, at value
   (identified cost, $6,286,477)          $6,255,162
Cash                                             140
Interest and dividends receivable              4,710
Tax reclaim receivable                            38
----------------------------------------------------
TOTAL ASSETS                              $6,260,050
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for investments purchased         $  551,591
Payable to affiliate for Trustees' fees           66
Accrued expenses                               9,635
----------------------------------------------------
TOTAL LIABILITIES                         $  561,292
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $5,698,758
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $5,730,078
Net unrealized depreciation (computed on
   the basis of identified cost)             (31,320)
----------------------------------------------------
TOTAL                                     $5,698,758
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2002(1)
Investment Income
---------------------------------------------------
Dividends (net of foreign taxes, $132)     $ 11,227
Interest                                        779
---------------------------------------------------
TOTAL INVESTMENT INCOME                    $ 12,006
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                     $  5,456
Trustees' fees and expenses                      66
Legal and accounting services                21,549
Custodian fee                                 8,162
Miscellaneous                                 2,113
---------------------------------------------------
TOTAL EXPENSES                             $ 37,346
---------------------------------------------------
Deduct --
   Reduction of custodian fee              $    105
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                   $    105
---------------------------------------------------

NET EXPENSES                               $ 37,241
---------------------------------------------------

NET INVESTMENT LOSS                        $(25,235)
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $(33,700)
   Foreign currency transactions                (38)
---------------------------------------------------
NET REALIZED LOSS                          $(33,738)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $(31,315)
   Foreign currency                              (5)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(31,320)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(65,058)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(90,293)
---------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         DECEMBER 31, 2002(1)
----------------------------------------------------------------------
From operations --
   Net investment loss                    $                    (25,235)
   Net realized loss                                           (33,738)
   Net change in unrealized appreciation
      (depreciation)                                           (31,320)
----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $                    (90,293)
----------------------------------------------------------------------
Capital transactions --
   Contributions                          $                  6,421,283
   Withdrawals                                                (732,242)
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $                  5,689,041
----------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $                  5,598,748
----------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------
At beginning of period                    $                    100,010
----------------------------------------------------------------------
AT END OF PERIOD                          $                  5,698,758
----------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)
----------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  4.48%(2)
   Expenses after custodian
      fee reduction                          4.47%(2)
   Net investment loss                      (3.03)%(2)
Portfolio Turnover                             11%
----------------------------------------------------------
TOTAL RETURN(3)                             (0.73)%
----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $5,699
----------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002 to December 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks to achieve total return by investing in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, September 9, 2002, to December 31, 2002, the advisory fee amounted to $5,456. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, September 9, 2002, to December 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $5,733,208 and $326,012, respectively, for the period from the start of business, September 9, 2002, to December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $6,289,064
    ----------------------------------------------------
    Gross unrealized appreciation             $   94,238
    Gross unrealized depreciation               (128,140)
    ----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (33,902)
    ----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, September 9, 2002, to December 31, 2002.

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP CORE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Core Portfolio (the Portfolio) as of December 31, 2002, and the related statement of operations and changes in net assets, and the supplementary data for the period from the start of business, September 9, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Large-Cap Core Portfolio as of December 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, September 9, 2002, to December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 2003

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Large-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2002      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             advisor) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                 Trust and       Trust since 1989;   Chief Executive Officer
                       the Portfolio      of the Portfolio   of EVC, EV, EVM and
                                             since 2002      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2002      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 2002      Harvard University                              (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2002      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE LARGE-CAP CORE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2002      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                       Trust         Consultant.
                                             since 1989

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                 TERM OF
                                WITH THE                  OFFICE AND
      NAME AND                  TRUST AND                 LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH              THE PORTFOLIO                SERVICE            DURING PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------
 Thomas E. Faust         President of the Trust           Since 2002      Executive Vice President of
 Jr.                                                                      EVM, BMR, EVC and EV; Chief
 5/31/58                                                                  Investment Officer of EVM and
                                                                          BMR and Director of EVC. Chief
                                                                          Executive Officer of Belair
                                                                          Capital Fund LLC, Belcrest
                                                                          Capital Fund LLC, Belmar
                                                                          Capital Fund LLC and Belport
                                                                          Capital Fund LLC (private
                                                                          investment companies sponsored
                                                                          by EVM). Officer of 50
                                                                          registered investment
                                                                          companies managed by EVM
                                                                          or BMR.

 Duke E. Laflamme      Vice President of the Trust        Since 2001      Vice President of EVM and BMR.
 7/8/69                                                                   Officer of 12 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Thomas H. Luster      Vice President of the Trust        Since 2002      Vice President of EVM and BMR.
 4/8/62                                                                   Officer of 14 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Lewis R.            Vice President of the Portfolio      Since 2002      Vice President of EVM and BMR
 Piantedosi                                                               since August 2000. Equity
 8/10/65                                                                  Analyst at EVM since May 1999.
                                                                          Previously, partner and Equity
                                                                          Analyst for Freedom Capital
                                                                          Management (1996-1999).
                                                                          Officer of 1 registered
                                                                          investment company managed by
                                                                          EVM or BMR.

 Duncan W.             President of the Portfolio         Since 2002      Senior Vice President and
 Richardson                                                               Chief Equity Investment
 10/26/57                                                                 Officer of EVM and BMR.
                                                                          Officer of 40 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Edward E. Smiley,     Vice President of the Trust        Since 1996      Vice President of EVM and BMR.
 Jr.                                                                      Officer of 36 registered
 10/5/44                                                                  investment companies managed
                                                                          by EVM or BMR.

 Alan R. Dynner                 Secretary              Secretary of the   Vice President, Secretary and
 10/10/40                                             Trust since 1997;   Chief Legal Officer of BMR,
                                                       of the Portfolio   EVM, EVD, EV and EVC. Officer
                                                          since 2002      of 190 registered investment
                                                                          companies managed by EVM
                                                                          or BMR.

 Michelle A.           Treasurer of the Portfolio         Since 2002      Vice President of EVM and BMR.
 Alexander                                                                Chief Financial Officer of
 8/25/69                                                                  Belair Capital Fund LLC,
                                                                          Belcrest Capital Fund LLC,
                                                                          Belmar Capital Fund LLC and
                                                                          Belport Capital Fund LLC
                                                                          (private investment companies
                                                                          sponsored by EVM). Officer of
                                                                          84 registered investment
                                                                          companies managed by EVM
                                                                          or BMR.

 James L. O'Connor         Treasurer of Trust             Since 1989      Vice President of BMR, EVM and
 4/1/45                                                                   EVD. Officer of 112 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

INVESTMENT ADVISER OF LARGE-CAP CORE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE LARGE-CAP CORE FUND
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 BERKELEY STREET
BOSTON, MA 02116-5022



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE LARGE-CAP CORE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

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